Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.51%)	17.05%	35.59%	14.03%	(2.55%)	14.33%	18.53%	(7.81%)	28.97%	12.74%